THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated January 15, 2025

to the

THORNBURG FUNDS PROSPECTUS

applicable to Class A, C, C2, D and I shares
dated February 1, 2024,
as supplemented March 13, April 19, August 16, August 21, September 30, and November 8, 2024

(the “Retail Prospectus”)

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024, as supplemented August 21 and September 30, 2024

(the “Retirement Prospectus”)

and to the

SUMMARY PROSPECTUSES FOR THE THORNBURG INTERNATIONAL GROWTH FUND

applicable to each Class of shares of such Fund
dated February 1, 2024, as supplemented

(the “Summary Prospectuses”)

Changes Relating to the Thornburg International Growth Fund

Effective March 31, 2025, Emily Leveille will conclude her service as a co-portfolio manager of the Thornburg International Growth Fund. Accordingly, effective as of March 31, 2025, all references to Ms. Leveille in the Retail Prospectus, Retirement Prospectus, and Summary Prospectuses, as applicable, are deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6438

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated January 15, 2025

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION

applicable to Class A, C, C2, D and I shares
dated February 1, 2024, as supplemented March 18, May 23, August 21, and August 30, 2024

(the “Retail SAI”)

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024, as supplemented March 18, May 23, August 21, and August 30, 2024

(the “Retirement SAI”)

Changes Relating to the Thornburg International Growth Fund

Effective March 31, 2025, Emily Leveille will conclude her service as a co-portfolio manager of the Thornburg International Growth Fund. Accordingly, effective as of March 31, 2025, all references to Ms. Leveille in the Retail SAI and Retirement SAI are deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6439